Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Fair Value Measurements, Recurring and Nonrecurring

The following table provides the fair value hierarchy for our derivative financial instruments (amounts in thousands) as of:

	Fair Value Hierarchy	October 31, 2020	February 1, 2020	November 2, 2019
Assets
Interest rate swap	Level 2	$—	$—	$190

Liabilities
Interest rate swap	Level 2	$5,882	$8,106	$7,685

New Academy Holding Company, LLC
Fair Value Measurements, Recurring and Nonrecurring

The following table provides the fair value hierarchy for our derivative financial instruments (amounts in thousands) as of:

	Fair Value Hierarchy	February 1, 2020	February 2, 2019
Assets
Interest rate swap	Level 2	$—	$8,741

Liabilities
Interest rate swap	Level 2	$8,106	$333